Equity Financing and the Debt Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity Financing and the Debt Restructuring [Abstract]
Equity Financing and the Debt Restructuring
Note 7 - Equity Financing and the Debt Restructuring

2012 Equity Financing and the Debt Restructuring

On March 26, 2012, we closed on an equity financing (the "2012 Equity Financing") as well as a restructuring of our outstanding senior convertible indebtedness (the "2012 Debt Restructuring") resulting in complete satisfaction of our senior indebtedness.

We entered into an Engagement Agreement, dated October 28, 2011, with MDB Capital Group, LLC ("MDB"), pursuant to which MDB agreed to act as the exclusive agent of the Company on a "best efforts" basis with respect to the sale of up to a maximum gross consideration of $6,000,000, subsequently verbally increased to $10,000,000, of the Company's securities, subject to a minimum gross consideration of $3,000,000.  The Company agreed to pay to MDB a commission of 10% of the gross offering proceeds received by the Company, to grant to MDB warrants to acquire up to 10% of the shares of our common stock and warrants issued in the financing, and to pay the reasonable costs and expenses of MDB related to the offering.

Pursuant to the Engagement Agreement, we entered into a Securities Purchase Agreement ("SPA") dated March 23, 2012 with select institutional and other accredited investors for the private placement of 27,800,000 units of our securities.  The SPA included a purchase price of $0.25 per unit, with each unit consisting of one share of common stock and two forms of Warrant: (1) The "A" Warrant grants the investors the right to purchase an additional share of common stock for each two shares of common stock purchased, for a term of six years and at an exercise price of $0.35 per share; and (2) The "B" Warrant will not be exercisable unless and until the occurrence of a future issuance of stock at less than $0.25 per share, but, in the event of such issuance, grants the investors the right to acquire additional shares at a price of $0.05 to reduce the impact of the dilution caused by such issuance, but in no event shall the number of shares to be issued under the B Warrant cause us to exceed the number of authorized shares of common stock. The shares in excess of our authorized shares that would have been issuable under the B Warrant shall be "net settled" by payment of cash in an amount equal to the number of shares in excess of the authorized common shares multiplied by the closing price of our common stock as of the trading day immediately prior to the applicable date of the exercise of such B Warrant.  A majority of the holders of the B Warrants agreed in December 2012 to amend the terms of the B Warrant to reduce the amount of subsequent financing required to extinguish the B Warrants with the result that the B Warrants may now be extinguished through notice to the Warrant Holders.

Net proceeds from the 2012 Equity Financing, after deducting the commissions and the estimated legal, printing and other costs and expenses related to the financing, were approximately $6.1 million.  Coincident to the closing of the 2012 Equity Financing, we also closed on the 2012 Debt Restructuring.  In connection therewith, the Company paid $2,750,000 to Castlerigg Master Investment Ltd. ("Castlerigg"), and issued to Castlerigg 2,000,000 shares of common stock in full and complete satisfaction of the senior convertible note and all accrued interest. In consideration of negotiating the 2012 Debt Restructuring, we issued to one of our placement agents 586,164 shares of our common stock and paid them $275,041.

In December 2011, we entered into a loan with 7 accredited individuals and entities under the terms of which we borrowed $1,300,000 to be used as working capital ("Bridge Loan").  The Bridge Loan bears an interest rate of 18% per annum and had a maturity date of February 28, 2012, which was subsequently extended to the earlier of the date nine months from the original maturity date or the date we close on an additional sale of our securities that results in gross proceeds to us of $12 million.  In consideration of the Bridge Loan we granted to the holders of the Bridge Loan warrants with a five year term to purchase 357,500 shares of our common stock at an exercise price of $0.65 per share.  In consideration of the extension of the maturity date of the Bridge Loan, we granted the holders of the Bridge Loan warrants with a six year term to purchase 247,500 shares of our common stock at an exercise price of $0.35 per share.

In connection with the 2012 Equity Financing and under the terms of the SPA, two of the above described bridge lenders converted the principal balance of their portion of the bridge loan in the amount of $400,000 to common stock and warrants as part of and on the same terms as the 2012 Equity Financing.  In addition, one other entity converted the amount owed by us for equipment purchases in the amount of $500,000 to common stock and warrants as part of and on the same terms as the 2012 Equity Financing. The proceeds from these conversions were treated as funds raised with respect to the financing.

In connection with the 2012 Equity Financing and under the terms of the SPA, the Company agreed to prepare and file, within 60 days following the issuance of the securities, a registration statement covering the resale of the shares of common stock sold in the financing and the shares of common stock underlying the Warrants.  The Company filed the registration statement on April 9, 2012 and it was declared effective on August 1, 2012.

On April 5, 2012 we secured an additional $154,000 from 1 company and 4 individuals (three of which are members of our Board of Directors) on the same terms and conditions as the investors of the 2012 Equity Financing. As a result of this funding we issued 616,000 shares of our common stock and A warrants totaling 400,400 of which 308,000 were issued to investors and 92,400 were issued to our investment banker.

All warrants listed below were issued with price protection provisions and were accounted for as derivative liabilities. The A Warrants were valued using the Black Scholes pricing model and the B Warrants were valued using the Geometric Brownian Motion methodology with a risk neutral Monte Carlo approach.

	Common Shares Issued	Number of A Warrants	Value of A Warrants	Value of B Warrants	Total Warrant Value
Investors	24,816,000	12,408,000	$487,095	$39,387	$526,482
Bridge Loan Conversion	1,600,000	800,000	31,405	2,539	33,944
Equipment Finance Conversion	2,000,000	1,000,000	39,257	3,174	42,431
Agency	--	4,262,400	167,327	13,531	180,858
Total	28,416,000	18,470,400	$725,084	$58,631	$783,715

We recorded an aggregate derivative liability of $783,715 and $3,101,537 as of June 30, 2013 and 2012, respectively, related to the reset feature of the A warrants and the B warrants mentioned above. A derivative valuation loss of $26,246 and a derivative valuation gain of $1,659,855 were recorded to reflect the change in value of the aggregate derivative liability from December 31, 2012 and the time the warrants were first issued, respectively.  The aggregate derivative liability of $783,715 was calculated as follows: (1) $725,084 for the reset feature of the A warrants using the Black-Scholes pricing model with the following assumptions: (i) risk free interest rate 1.41%, (ii) expected life (in years) of 4.7; (iii) expected volatility of 91.50%; (iv) expected dividend yield of 0.00%; and (v) stock trading price of $0.08 and (2) $58,631 for the B warrants using the Geometric Brownian Motion methodology with a risk neutral Monte Carlo approach.

2010 Equity Financing and the Debt Restructuring

On December 24, 2010, we closed on an equity financing (the "Equity Financing") as well as a restructuring of our then outstanding convertible indebtedness (the "Debt Restructuring").  The Equity Financing and the Debt Restructuring are described as follows.

We entered into a Placement Agency Agreement, dated December 17, 2010, with Philadelphia Brokerage Corporation ("PBC"), pursuant to which PBC agreed to act as the exclusive agent of the Company on a "best efforts" basis with respect to the sale of up to a maximum gross consideration of $15,000,000 of units of the Company's securities, subject to a minimum gross consideration of $10,000,000.  The units consisted of two shares of our common stock and one warrant to purchase a share of our common stock.  The Company agreed to pay PBC a commission of 8% of the gross offering proceeds received by the Company, to issue PBC 40,000 shares of its common stock for each $1,000,000 raised, and to pay the reasonable costs and expenses of PBC related to the offering.  The Company also agreed to pay PBC a restructuring fee in the amount of approximately $180,000 upon the closing of the Equity Financing and the simultaneous Debt Restructuring.

Pursuant to the Placement Agency Agreement, we entered into Subscription Agreements dated December 23, 2010 with select institutional and other accredited investors for the private placement of 12,500,000 units of our securities.  The Subscription Agreements included a purchase price of $1.20 per unit, with each unit consisting of two shares of common stock and one warrant to purchase an additional share of common stock.  The warrants have a term of five years and had an exercise price of $1.00 per share which was reset to $0.78 pursuant to the 2012 Equity Financing.

Net proceeds from the Equity Financing, after deducting the commissions and debt restructuring fees payable to PBC and the estimated legal, printing and other costs and expenses related to the financing, were approximately $13.5 million.  We used a portion of the net proceeds of the Equity Financing to pay down debt and the remainder was used for working capital.

On November 29, 2010, we entered into a bridge loan transaction with three accredited investors pursuant to which we issued unsecured notes in the aggregate principal amount of $1.0 million.  Upon the closing of the Equity Financing, the lenders converted the entire principal amount plus accrued interest into the same units offered in the Equity Financing and the proceeds from the bridge loan transaction were treated as funds raised with respect to the financing.

In connection with the Equity Financing and under the terms of the Subscription Agreements, the Company agreed to prepare and file, and did file, within 60 days following the issuance of the securities, a registration statement covering the resale of the shares of common stock sold in the financing and the shares of common stock underlying the warrants.  The registration statement was declared effective June 16, 2011 satisfying the obligation contained in the Subscription Agreements.

On December 24, 2010, we also closed on the Debt Restructuring.  In connection therewith, we (i) issued an Amended and Restated Senior Convertible Note in the principal amount of $5.5 million (the "Amended and Restated Note") to Castlerigg Master Investment Ltd. ("Castlerigg"), (ii) paid $2.5 million in cash to Castlerigg, (iii) cancelled warrants previously issued to Castlerigg that were exercisable for a total of 5,208,333 shares of common stock, (iv) issued 800,000 shares of common stock to Castlerigg in satisfaction of an obligation under a prior loan amendment, (v) entered into the Letter Agreement pursuant to which we paid Castlerigg an additional $2.75 million in cash in lieu of the issuance of $3.5 million in stock and warrants as provided in the loan restructuring agreement under which the Amended and Restated Note and other documents were issued (the "Loan Restructuring Agreement"), and (vi) entered into an Investor Rights Agreement with Castlerigg dated December 23, 2010.  As a result of the foregoing, Castlerigg forgave approximately $7.2 million of principal and accrued but unpaid interest.

The Amended and Restated Note, dated December 23, 2010, was a senior, unsecured note that matured in three years from the closing and bore interest at an annual rate of 6.25%, payable semi-annually.  We paid the first year's interest of $350,434 at the closing.  The Amended and Restated Note was convertible into shares of common stock at a conversion price of $1.35 per share, subject to adjustment.  The Amended and Restated Note was convertible in whole or in part at any time upon notice by Castlerigg to us.  The Amended and Restated Note also contained various restrictions, acceleration provisions and other standard and customary terms and conditions.  Two of our consolidated subsidiaries guaranteed our obligations under the Amended and Restated Note.

The Investor Rights Agreement provides Castlerigg with certain registration rights with respect to the Company's securities held by Castlerigg.  These registration rights include an obligation of the Company to issue additional warrants to Castlerigg if certain registration deadlines or conditions are not satisfied.  The agreement also contains full-ratchet anti-dilution price protection provisions in the event the Company issues stock or convertible debt with a purchase price or conversion price less than the conversion price described above.

During the three months ended March 31, 2011, we issued Castlerigg 400,000 warrants pursuant to a waiver agreement dated March 10, 2011 allowing the issuance of shares and warrants for the conversion of the AR Note Payable without adjusting the conversion price of the Amended and Restated Senior 6.25% Convertible Note.  These warrants contain full-ratchet anti-dilution price protection provisions in the event the Company issues stock or convertible debt with a purchase price or conversion price less than the conversion price described above and were accounted for as embedded derivatives and valued on the transaction date using a Black Scholes pricing model. During the three and six months ended June 30 ,2011 the warrant holder exercised these warrants using a cashless provision resulting in the company issuing 372,272 shares of our common stock. A valuation gain of $144,000 was recorded to reflect the change in value of the aggregate derivative from the time of issue to the date of conversion.
In connection with the Debt Restructuring, the Company amended the note with the holder of a $1.0 million unsecured convertible note, pursuant to which the maturity date of the note was extended to December 31, 2013. We also issued 150,000 shares and 75,000 warrants to acquire our common stock at $.90 per share to the holder of this note as consideration to extend the term of the note.

On March 26, 2012, we closed on an equity financing (the "2012 Equity Financing") as well as a restructuring of our outstanding senior convertible indebtedness (the "2012 Debt Restructuring") resulting in complete satisfaction our senior indebtedness.

A portion of the net proceeds from the 2012 Equity Financing was used to close on the 2012 Debt Restructuring therewith. The Company paid $2,750,000 and issued 2,000,000 shares of common stock valued at $760,000 to Castlerigg in satisfaction of the $5,500,000 senior convertible note and $680,816 of accrued interest.

Investor warrants totaling 12,499,980 issued under the Subscription  Agreements contain price protection adjustments in the event we issue new common stock or common stock equivalents in certain transactions at a price less than $1.00 per share and were accounted for as embedded derivatives and valued on the transaction date using a Black Scholes pricing model. The exercise price has been reset to $0.7312 per share due to subsequent financings.

We recorded an aggregate derivative liability of $134,500 and $750,000 as of June 30, 2013 and 2012, respectively, related to the reset feature of the warrants issued under the Placement Agency Agreement. A derivative valuation loss of $25,100 and derivative valuation gain $2,125,000, respectively, were recorded to reflect the change in value of the aggregate derivative liability since December 31, 2012 and December 31, 2011, respectively.  The aggregate derivative liability of $134,500 for the conversion feature of the note was calculated using the Black-Scholes pricing model with the following assumptions: (i) risk free interest rate 0.51%, (ii) expected life (in years) of 2.5; (iii) expected volatility of 98.23%; (iv) expected dividend yield of 0.00%; and (v) stock trading price of $0.08.

Note 4 - Equity Financing and the Debt Restructuring

2012 Equity Financing and the Debt Restructuring

On March 26, 2012, we closed on an equity financing (the "2012 Equity Financing") as well as a restructuring of our outstanding senior convertible indebtedness (the "2012 Debt Restructuring") resulting in complete satisfaction of our senior indebtedness.

We entered into an Engagement Agreement, dated October 28, 2011, with MDB Capital Group, LLC ("MDB"), pursuant to which MDB agreed to act as the exclusive agent of the Company on a "best efforts" basis with respect to the sale of up to a maximum gross consideration of $6,000,000, subsequently verbally increased to $10,000,000, of the Company's securities, subject to a minimum gross consideration of $3,000,000.  The Company agreed to pay to MDB a commission of 10% of the gross offering proceeds received by the Company, to grant to MDB warrants to acquire up to 10% of the shares of our common stock and warrants issued in the financing, and to pay the reasonable costs and expenses of MDB related to the offering.

Pursuant to the Engagement Agreement, we entered into a Securities Purchase Agreement ("SPA") dated March 23, 2012 with select institutional and other accredited investors for the private placement of 27,800,000 units of our securities.  The SPA included a purchase price of $0.25 per unit, with each unit consisting of one share of common stock and two forms of Warrant: (1) The "A" Warrant grants the investors the right to purchase an additional share of common stock for each two shares of common stock purchased, for a term of six years and at an exercise price of $0.35 per share; and (2) The "B" Warrant will not be exercisable unless and until the occurrence of a future issuance of stock at less than $0.25 per share, but, in the event of such issuance, grants the investors the right to acquire additional shares at a price of $0.05 to reduce the impact of the dilution caused by such issuance, but in no event shall the number of shares to be issued under the B Warrant cause us to exceed the number of authorized shares of common stock. The shares in excess of our authorized shares that would have been issuable under the B Warrant shall be "net settled" by payment of cash in an amount equal to the number of shares in excess of the authorized common shares multiplied by the closing price of our common stock as of the trading day immediately prior to the applicable date of the exercise of such B Warrant. The holders of the B Warrants agreed in December 2012 to amend the terms of the B Warrant to reduce the amount of subsequent financing required to extinguish the B Warrants with the result that the B Warrants have now been extinguished.

Net proceeds from the 2012 Equity Financing, after deducting the commissions and the estimated legal, printing and other costs and expenses related to the financing, were approximately $6.1 million.  Coincident to the closing of the 2012 Equity Financing, we also closed on the 2012 Debt Restructuring.  In connection therewith, the Company paid $2,750,000 to Castlerigg Master Investment Ltd. ("Castlerigg"), and issued to Castlerigg 2,000,000 shares of common stock in full and complete satisfaction of the senior convertible note and all accrued interest. In consideration of negotiating the 2012 Debt Restructuring, we issued to one of our placement agents 586,164 shares of our common stock and paid them $275,041.

In December 2011, we entered into a loan with 7 accredited individuals and entities under the terms of which we borrowed $1,300,000 to be used as working capital ("Bridge Loan").  The Bridge Loan bears an interest rate of 18% per annum and had a maturity date of February 28, 2012, which was subsequently extended to the earlier of the date nine months from the original maturity date or the date we close on an additional sale of our securities that results in gross proceeds to us of $12 million.  In consideration of the Bridge Loan we granted to the holders of the Bridge Loan warrants with a five year term to purchase 357,500 shares of our common stock at an exercise price of $0.65 per share.  In consideration of the extension of the maturity date of the Bridge Loan, we granted the holders of the Bridge Loan warrants with a six year term to purchase 247,500 shares of our common stock at an exercise price of $0.35 per share.

In connection with the 2012 Equity Financing and under the terms of the SPA, two of the above described bridge lenders converted the principal balance of their portion of the bridge loan in the amount of $400,000 to common stock and warrants as part of and on the same terms as the 2012 Equity Financing.  In addition, one other entity converted the amount owed by us for equipment purchases in the amount of $500,000 to common stock and warrants as part of and on the same terms as the 2012 Equity Financing. The proceeds from these conversions were treated as funds raised with respect to the financing.

In connection with the 2012 Equity Financing and under the terms of the SPA, the Company agreed to prepare and file, within 60 days following the issuance of the securities, a registration statement covering the resale of the shares of common stock sold in the financing and the shares of common stock underlying the Warrants.  The Company filed the registration statement on April 9, 2012 and it was declared effective on August 1, 2012.

On April 5, 2012 we secured an additional $154,000 from 1 company and 4 individuals (three of which are members of our Board of Directors) on the same terms and conditions as the investors of the 2012 Equity Financing. As a result of this funding we issued 616,000 shares of our common stock and A warrants totaling 400,400 of which 308,000 were issued to investors and 92,400 were issued to our investment banker.

All warrants listed below were issued with price protection provisions and were accounted for as derivative liabilities. The A Warrants were valued using the Black Scholes pricing model and the B Warrants were valued using the Geometric Brownian Motion methodology with a risk neutral Monte Carlo approach.

	Common Shares Issued	Number of A Warrants	Value of A Warrants	Value of B Warrants	Total Warrant Value
Investors	24,816,000	12,408,000	$469,464	$39,387	$508,851
Bridge Loan Conversion	1,600,000	800,000	30,268	2,539	32,807
Equipment Finance Conversion	2,000,000	1,000,000	37,836	3,174	41,010
Agency	--	4,262,400	161,270	13,531	174,801
Total	28,416,000	18,470,400	$698,838	$58,631	$757,469

We recorded an aggregate derivative liability of $757,469 as of December 31, 2012, related to the reset feature of the A warrants and the B warrants mentioned above. A derivative valuation gain of $4,365,323 was recorded to reflect the change in value of the aggregate derivative liability from the time the warrants issued.  The aggregate derivative liability of $757,469 was calculated as follows: (1) $698,838 for the reset feature of the A warrants using the Black-Scholes pricing model with the following assumptions: (i) risk free interest rate 0.72%, (ii) expected life (in years) of 5.2; (iii) expected volatility of 85.49%; (iv) expected dividend yield of 0.00%; and (v) stock trading price of $0.08 and (2) $58,631 for the B warrants using the Geometric Brownian Motion methodology with a risk neutral Monte Carlo approach.

2010 Equity Financing and the Debt Restructuring

On December 24, 2010, we closed on an equity financing (the "Equity Financing") as well as a restructuring of our then outstanding convertible indebtedness (the "Debt Restructuring").  The Equity Financing and the Debt Restructuring are described as follows.

We entered into a Placement Agency Agreement, dated December 17, 2010, with Philadelphia Brokerage Corporation ("PBC"), pursuant to which PBC agreed to act as the exclusive agent of the Company on a "best efforts" basis with respect to the sale of up to a maximum gross consideration of $15,000,000 of units of the Company's securities, subject to a minimum gross consideration of $10,000,000.  The units consisted of two shares of our common stock and one warrant to purchase a share of our common stock.  The Company agreed to pay PBC a commission of 8% of the gross offering proceeds received by the Company, to issue PBC 40,000 shares of its common stock for each $1,000,000 raised, and to pay the reasonable costs and expenses of PBC related to the offering.  The Company also agreed to pay PBC a restructuring fee in the amount of approximately $180,000 upon the closing of the Equity Financing and the simultaneous Debt Restructuring.

Pursuant to the Placement Agency Agreement, we entered into Subscription Agreements dated December 23, 2010 with select institutional and other accredited investors for the private placement of 12,500,000 units of our securities.  The Subscription Agreements included a purchase price of $1.20 per unit, with each unit consisting of two shares of common stock and one warrant to purchase an additional share of common stock.  The warrants have a term of five years and had an exercise price of $1.00 per share which was reset to $0.78 pursuant to the 2012 Equity Financing.

Net proceeds from the Equity Financing, after deducting the commissions and debt restructuring fees payable to PBC and the estimated legal, printing and other costs and expenses related to the financing, were approximately $13.5 million.  We used a portion of the net proceeds of the Equity Financing to pay down debt and the remainder was used for working capital.

On November 29, 2010, we entered into a bridge loan transaction with three accredited investors pursuant to which we issued unsecured notes in the aggregate principal amount of $1.0 million.  Upon the closing of the Equity Financing, the lenders converted the entire principal amount plus accrued interest into the same units offered in the Equity Financing and the proceeds from the bridge loan transaction were treated as funds raised with respect to the financing.

In connection with the Equity Financing and under the terms of the Subscription Agreements, the Company agreed to prepare and file, and did file, within 60 days following the issuance of the securities, a registration statement covering the resale of the shares of common stock sold in the financing and the shares of common stock underlying the warrants.  The registration statement was declared effective June 16, 2011 satisfying the obligation contained in the Subscription Agreements.

On December 24, 2010, we also closed on the Debt Restructuring.  In connection therewith, we (i) issued an Amended and Restated Senior Convertible Note in the principal amount of $5.5 million (the "Amended and Restated Note") to Castlerigg Master Investment Ltd. ("Castlerigg"), (ii) paid $2.5 million in cash to Castlerigg, (iii) cancelled warrants previously issued to Castlerigg that were exercisable for a total of 5,208,333 shares of common stock, (iv) issued 800,000 shares of common stock to Castlerigg in satisfaction of an obligation under a prior loan amendment, (v) entered into the Letter Agreement pursuant to which we paid Castlerigg an additional $2.75 million in cash in lieu of the issuance of $3.5 million in stock and warrants as provided in the loan restructuring agreement under which the Amended and Restated Note and other documents were issued (the "Loan Restructuring Agreement"), and (vi) entered into an Investor Rights Agreement with Castlerigg dated December 23, 2010.  As a result of the foregoing, Castlerigg forgave approximately $7.2 million of principal and accrued but unpaid interest.

The Amended and Restated Note, dated December 23, 2010, was a senior, unsecured note that matured in three years from the closing and bore interest at an annual rate of 6.25%, payable semi-annually.  We paid the first year's interest of $350,434 at the closing.  The Amended and Restated Note was convertible into shares of common stock at a conversion price of $1.35 per share, subject to adjustment.  The Amended and Restated Note was convertible in whole or in part at any time upon notice by Castlerigg to us.  The Amended and Restated Note also contained various restrictions, acceleration provisions and other standard and customary terms and conditions.  Two of our consolidated subsidiaries guaranteed our obligations under the Amended and Restated Note.

The Investor Rights Agreement provides Castlerigg with certain registration rights with respect to the Company's securities held by Castlerigg.  These registration rights include an obligation of the Company to issue additional warrants to Castlerigg if certain registration deadlines or conditions are not satisfied.  The agreement also contains full-ratchet anti-dilution price protection provisions in the event the Company issues stock or convertible debt with a purchase price or conversion price less than the conversion price described above.

During the three months ended March 31, 2011, we issued Castlerigg 400,000 warrants pursuant to a waiver agreement dated March 10, 2011 allowing the issuance of shares and warrants for the conversion of the AR Note Payable without adjusting the conversion price of the Amended and Restated Senior 6.25% Convertible Note.  These warrants contain full-ratchet anti-dilution price protection provisions in the event the Company issues stock or convertible debt with a purchase price or conversion price less than the conversion price described above and were accounted for as embedded derivatives and valued on the transaction date using a Black Scholes pricing model. During the three and six months ended June 30 ,2011 the warrant holder exercised these warrants using a cashless provision resulting in the company issuing 372,272 shares of our common stock. A valuation gain of $144,000 was recorded to reflect the change in value of the aggregate derivative from the time of issue to the date of conversion.

In connection with the Debt Restructuring, the Company amended the note with the holder of a $1.0 million unsecured convertible note, pursuant to which the maturity date of the note was extended to December 31, 2013. We also issued 150,000 shares and 75,000 warrants to acquire our common stock at $.90 per share to the holder of this note as consideration to extend the term of the note.

On March 26, 2012, we closed on an equity financing (the "2012 Equity Financing") as well as a restructuring of our outstanding senior convertible indebtedness (the "2012 Debt Restructuring") resulting in complete satisfaction our senior indebtedness.

A portion of the net proceeds from the 2012 Equity Financing was used to close on the 2012 Debt Restructuring therewith. The Company paid $2,750,000 and issued 2,000,000 shares of common stock valued at $760,000 to Castlerigg in satisfaction of the $5,500,000 senior convertible note and $680,816 of accrued interest.

Investor warrants totaling 12,499,980 issued under the Subscription  Agreements contain price protection adjustments in the event we issue new common stock or common stock equivalents in certain transactions at a price less than $1.00 per share and were accounted for as embedded derivatives and valued on the transaction date using a Black Scholes pricing model. The exercise price has been reset to $0.7312 per share due to subsequent financings.

We recorded an aggregate derivative liability of $109,400 and $2,785,000 as of December 31, 2012 and 2011, respectively, related to the reset feature of the warrants issued under the Placement agency Agreement. A derivative valuation gain of $2,765,600 and $7,875,000, respectively, were recorded to reflect the change in value of the aggregate derivative liability since December 31, 2011 and December 31, 2010, respectively.  The aggregate derivative liability of $109,400 for the conversion feature of the note was calculated using the Black-Scholes pricing model with the following assumptions: (i) risk free interest rate 0.36%, (ii) expected life (in years) of 3.0; (iii) expected volatility of 85.10%; (iv) expected dividend yield of 0.00%; and (v) stock trading price of $0.08.